INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	$ 8,260,866	$ 6,796,337
Deferred tax liabilities	2,096,593	974,666
UNRECOGNIZED DEFERRED INCOME TAX ASSET	6,170,273	5,821,671
Operating Losses Carried Forward [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	7,153,971	5,978,083
Share issuance costs [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	703,456	564,935
Other items [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	403,439	253,319
Mineral property interests [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax liabilities	1,999,946	927,624
Marketable securities [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax liabilities	$ 96,647	$ 47,042